April 25, 2012

Sally Samuel, Senior Counsel
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549

RE:	Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”)
File Nos. 333-119867 and 811-21624

Dear Ms. Samuel:

On March 19, 2012, you provided telephonic comments regarding the above-referenced post-effective amendment, filed February 3, 2012. This letter responds to your comments. Each comment is summarized below, followed by our response. The changes made in response to comments are incorporated into the amended registration statement pursuant to Rule 485(b). If we have misstated any of your comments, or if you need any additional information, please let me know.

Comment:  You noted that the Principal Investment Strategies discussion in the Fund Summaries of several of the AZL Fusion Funds included a statement that “The Manager may allocate the Fund’s assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.” You noted that disclosure of temporary defensive positions belongs under Item 9, not in Fund Summaries.

Response:  Disclosure regarding temporary defensive positions has been deleted from the Fund Summaries and may be found under More About the Funds.

Comment:  With respect to the AZL MVP BlackRock Global Allocation Fund, you asked whether we provide disclosure with respect to the Fund’s consent to service of process and examination of the Cayman subsidiary by the Commission.

Response:  To clarify, the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman subsidiary”) is a wholly-owned subsidiary of the AZL BlackRock Global Allocation Fund, which is a series of the Allianz Variable Insurance Products Trust (the “VIP Trust”). The Cayman subsidiary is not directly owned by AZL MVP BlackRock Global Allocation Fund, a series of the FOF Trust. Effective with the April 30, 2012 update, the Statement of Additional Information for the AZL BlackRock Global Allocation Fund/VIP Trust contains disclosure of the fact that it has consented to service of process and examination of its Cayman subsidiary by the Commission. Since the Cayman subsidiary is not a direct investment of the AZL MVP BlackRock Global Allocation Fund, we believe it is unnecessary to also include this disclosure in the registration statement for the AZL MVP BlackRock Global Allocation Fund/FOF Trust.

Comment:  In the discussion of Derivatives Risk under More About the Funds, you noted that the sentence regarding segregation of cash or liquid securities appeared to be incomplete. You also requested disclosure to the effect that segregated assets may not be available for investment.

Response:  We corrected the incomplete sentence. With respect to the availability for investment of segregated assets, our understanding of the Commission’s guidance is that funds investing in derivatives may segregate cash or any liquid security. All of the funds invest primarily in liquid securities; consequently, we do not believe that this represents a meaningful limitation on the funds’ ability to invest segregated assets or that additional disclosure is warranted.

Comment:  In the discussion of Mortgage-Related and Other Asset-Backed Risk under More About the Funds, you noted that the disclosure refers to “subprime” mortgages, and you requested disclosure of the extent of subprime investments by particular funds.

Response:  We have determined that no fund has exposure to subprime mortgages; consequently, the references to “subprime” mortgages in this risk disclosure have been deleted.

Comment:  Under Shareholder Information – Purchase and Redemption of Shares, the disclosure stated that “The right of purchase and redemption of Fund shares may also be restricted” pursuant to the Trust’s market timing policies. You noted that redemptions generally may not be restricted.

Response:  The disclosure has been corrected by deleting “and redemption” from the language quoted above.

The Registrant acknowledges that the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing. Staff comments on the filing and changes to the filing following staff comments do not foreclose the Commission from taking action with respect to the filing and does not relieve a Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Registrant understands that it cannot raise the fact that the staff reviewed the filing as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b)

If you  have  any  questions  or  comments,  please  feel  free to  contact  the undersigned.

Sincerely,

/s/ Erik Nelson

Erik Nelson

763/765-7453
Erik.Nelson@allianzlife.com